Equity-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Restricted Share Award Activity
The following table reflects the amount of restricted shares outstanding as of June 30, 2020 and activity for the period presented:

	Number of Shares of Common Stock	Weighted Average Issue Price
Unvested, December 31, 2019	277,241	$21.18
Vested	(267)	22.47
Granted	—	—
Forfeitures	—	—
Unvested, June 30, 2020	276,974	21.18